Acquisition costs and other expenditure	12 Months Ended
Dec. 31, 2021
Acquisition costs and other expenditure
Acquisition costs and other expenditure

B2     Acquisition costs and other expenditure

	2021 $m	2020 $m	2019 $m
Acquisition costs incurred for insurance policiesnote (iii)	(2,089)	(2,080)	(3,104)
Acquisition costs deferred	848	617	616
Amortisation of acquisition costsnote (iii)	(343)	(308)	(257)
Administration costs and other expenditure (net of other reinsurance commission)notes (i)(ii)(iii)(iv)	(3,128)	(2,433)	(2,962)
Movements in amounts attributable to external unit holders of consolidated investment funds	152	(447)	(201)
Total acquisition costs and other expenditure from continuing operations	(4,560)	(4,651)	(5,908)

Notes

(i)	Included in total administration costs and other expenditure from continuing operations is depreciation of property, plant and equipment of $(169) million (2020: $(186) million; 2019: $(186) million), of which $(123) million (2020: $(134) million; 2019: $(126) million) relates to the right-of-use assets recognised under IFRS 16. The 2020 amount also included a credit of $770 million for the commission arising from the reinsurance transaction entered into by the Hong Kong business during the year.
(ii)	Administration costs and other expenditure from continuing operations includes fee expenses relating to financial liabilities held at amortised cost and are part of the determination of the effective interest rate.
(iii)	Total depreciation and amortisation expense from continuing operations are included in ‘Acquisition costs incurred for insurance policies’, ‘Administration costs and other expenditure’ and ‘Amortisation of acquisition costs’ and relates primarily to amortisation of DAC of insurance contracts and distribution rights intangibles. The segmental analysis of depreciation and amortisation is shown below.

	2021 $m	2020 $m	2019 $m
Hong Kong	(123)	(158)	(127)
Indonesia	(51)	(34)	(16)
Malaysia	(56)	(37)	(36)
Singapore	(162)	(144)	(90)
Growth markets and other	(390)	(301)	(374)
Eastspring	(17)	(16)	(14)
Total segment	(799)	(690)	(657)
Unallocated to a segment (central operations)	(31)	(35)	(28)
Total depreciation and amortisation from continuing operations	(830)	(725)	(685)

(iv)

Interest expense is included in ‘Administration costs and other expenditure’ other than interest on core structural borrowings that is presented separately on the income statement as finance costs. Interest expense of the central operations amounted to $(331) million (2020: $(334) million; 2019: $(523) million) comprising $(328) million (2020: $(316) million; 2019: $(496) million) of interest on core structural borrowings and $(3) million of interest on lease liabilities (2020: $(4) million; 2019: $(2) million) and nil (2020: $(14) million; 2019: $(25) million) of interest on other operational borrowings. The interest expense of the other segments of $(10) million (2020: $(13) million; 2019: $(13) million) comprises wholly of interest on lease liabilities and is distributed evenly across these segments.

Excluding interest on lease liabilities, the interest expense of the continuing operations of $(328) million (2020: $(330) million; 2019: $(521) million) relates to interest on financial liabilities that are not at fair value through profit and loss.

B2.1   Staff and employment costs

The average number of staff employed by the Group, for both continuing and discontinued operations, during the years shown was:

	2021	2020	2019
Asia and Africa operationsnote (i)	13,237	12,949	14,206
Head office functionnote (ii)	600	657	784
Total continuing operations	13,837	13,606	14,990
Discontinued US operationsnote (iii)	3,306	3,650	4,014
Discontinued UK and Europe operationsnote (iii)	—	—	5,672
Total Group	17,143	17,256	24,676

Notes

(i)	The Asia and Africa operations staff numbers above exclude 440 (2020: 502; 2019: 346) commission-based sales staff who have an employment contract with the Company.
(ii)	The ‘Head office function’ staff numbers include staff based in London and Hong Kong.
(iii)	Average staff numbers of the discontinued operations were for the period up to the demerger in respective years.

The costs of employment, for both continuing and discontinued operations, were:

	2021 $m			2020 $m			2019 $m
			Group			Group			Group
	Continuing	Discontinued*	total	Continuing	Discontinued*	total	Continuing	Discontinued*	total
Wages and salaries	973	511	1,484	917	619	1,536	815	1,193	2,008
Social security costs	42	22	64	41	26	67	25	96	121
Defined benefit schemes	—	—	—	—	—	—	(91)	(5)	(96)
Defined contribution schemes	42	29	71	42	34	76	37	73	110
Total Group*	1,057	562	1,619	1,000	679	1,679	786	1,357	2,143
*	Total costs of employment in the table above include staff costs of the discontinued operations for the period up to the demerger in respective years.

B2.2  Share-based payment

The Group offers discretionary share awards to certain key employees and all-employee share plans in the UK and a number of Asia locations. The compensation expense charged to the income statement is primarily based upon the fair value of the awards granted, the vesting period and the vesting conditions. The Company has established trusts to facilitate the delivery of Prudential plc shares under some of these plans. The cost to the Company of acquiring these newly issued shares held in trusts is shown as a deduction from shareholders’ equity.

(a)     Description of the plans

The Group operates a number of share award plans that provides Prudential plc shares, or ADRs, to participants upon vesting. The plans in operation include the Prudential Long Term Incentive Plan, the Prudential Annual Incentive Plan, savings-related share option schemes, share purchase plans and deferred bonus plans. Where Executive Directors participate in these plans, details about those schemes are provided in the Compensation and Employee section. The following information is provided about plans in which the Executive Directors do not participate:

Share scheme	Description
Prudential Corporation Asia Long-Term Incentive Plan (PCA LTIP)

The PCA LTIP provides eligible employees with conditional awards. Awards are discretionary and vest after three years subject to the employee being in employment. Vesting of awards may also be subject to performance conditions. All awards are generally made in Prudential shares. In countries where share awards are not feasible for reasons including securities and/or tax considerations, awards will be replaced by the cash value of the shares that would otherwise have vested.

Prudential Agency Long-Term Incentive Plan (LTIP)	Certain agents are eligible to be granted awards in Prudential shares under the Prudential Agency LTIP. These awards are structured in a similar way to the PCA LTIP described above.
Restricted Share Plan (RSP)

The Company operates the RSP for certain employees. Awards under this plan are discretionary, and the vesting of awards may be subject to performance conditions. All awards are made in Prudential shares.

Deferred bonus plans

The Company operates a number of deferred bonus plans including the Group Deferred Bonus Plan (GDBP) and the Prudential Corporation Asia Deferred Bonus Plan (PCA DBP). There are no performance conditions attached to deferred share awards made under these arrangements.

Savings-related share option schemes

Employees and eligible agents in a number of geographies are eligible for plans similar to the HMRC-approved Save As You Earn (SAYE) share option scheme in the UK. During the year ended 31 December 2021, eligible agents based in certain business units can participate in the International Savings-Related Share Option Scheme for Non-Employees.

Share purchase plans

Eligible employees outside the UK are invited to participate in arrangements similar to the Company’s HMRC-approved UK SIP, which allows the purchase of Prudential plc shares. Staff based in Asia are eligible to participate in the Prudential Corporation Asia All Employee Share Purchase Plan.

(b)     Outstanding options and awards

The following table shows the movement in outstanding options and awards under the Group’s share-based compensation plans:

							Awards outstanding under
	Options outstanding under SAYE schemes						incentive plans
	2021		2020		2019		2021	2020	2019
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise	Number	exercise	Number	exercise
	of options	price	of options	price	of options	price	Number of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year:	2.3	11.86	3.8	12.38	4.9	12.10	40.6	33.0	32.8
Granted	0.4	11.90	0.4	9.64	0.6	11.13	5.2	20.2	13.4
Modification	0.1	11.77	—	—	0.3	11.95	0.7	—	4.3
Exercised	(0.7)	12.58	(0.9)	11.44	(1.7)	10.87	(8.6)	(10.3)	(9.8)
Forfeited	—	11.11	—	14.27	—	12.87	(3.1)	(1.5)	(2.5)
Cancelled	(0.1)	11.51	(0.1)	12.55	(0.1)	12.82	(0.1)	(0.1)	(0.7)
Lapsed/Expired	—	12.88	(0.9)	13.28	(0.1)	12.93	(0.6)	(0.7)	(1.0)
Jackson awards derecognised on demerger	—	—	—	—	—	—	(9.5)	—	—
M&G plc awards derecognised on demerger	—	—	—	—	(0.1)	13.37	—	—	(3.5)
Balance at end of year	2.0	11.61	2.3	11.86	3.8	12.38	24.6	40.6	33.0
Options immediately exercisable at end of year	0.2	12.26	0.5	12.64	0.9	11.33

On demerger of Jackson from the Prudential Group, outstanding share awards for Prudential plc participants were adjusted to receive the demerger dividend in the form of additional Prudential plc shares, to be released on the same timetable and to the same extent as their original share awards. In the case of the International Savings-Related Share Option Scheme for Non Employees the adjustments to outstanding options were confirmed as being fair and reasonable by an independent financial adviser in accordance with the rules of that plan and the Hong Kong Stock Exchange Listing Rules.

Employees of Jackson were granted replacement awards over Jackson shares, in exchange for existing Group awards outstanding under incentive plans. As designated replacement awards were granted, no cancellation was recognised in respect of the original awards. As the replacement awards are an obligation of Jackson these awards were derecognised by the Group on demerger.

Prior to the demerger in October 2019, employees of M&G plc were granted replacement awards over M&G plc shares, in exchange for existing Prudential Group awards outstanding under incentive plans. As designated replacement awards were granted, no cancellation was recognised in respect of the original awards. As the replacement awards were an obligation of M&G plc, these awards were derecognised by the Group on demerger. M&G plc employees with outstanding SAYE options on demerger were treated as ‘good leavers’, with both the vesting period and number of options exercisable curtailed on demerger.

The weighted average share price of Prudential plc for 2021 was £14.31 (2020: £11.64; 2019: £15.05).

The following table provides a summary of the range of exercise prices for Prudential plc options outstanding at 31 December:

	Outstanding									Exercisable
				Weighted average
				remaining			Weighted average						Weighted average
	Number outstanding			contractual life			exercise prices			Number exercisable			exercise prices
	millions			years			£			millions			£
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Between £9 and £10	0.4	0.4	—	3.2	4.2	—	9.64	9.64	—	—	—	—	—	—	—
Between £11 and £12	1.2	1.2	2.4	2.7	2.2	2.0	11.38	11.11	11.19	0.1	0.3	0.9	11.04	11.11	11.33
Between £13 and £14	0.2	0.3	0.3	1.6	2.2	3.2	13.94	13.94	13.94	0.1	—	—	13.94	—	—
Between £14 and £15	0.2	0.4	1.1	1.4	1.3	2.0	14.55	14.55	14.55	—	0.2	—	—	14.55	—
Weighted average	2.0	2.3	3.8	2.6	2.4	2.1	11.61	11.86	12.38	0.2	0.5	0.9	12.26	12.64	11.33

The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

(c)  Fair value of options and awards

The fair value amounts estimated on the date of grant relating to all options and awards were determined by using the following assumptions:

	2021			2020			2019
								SAYE options
								Granted in	Granted in
	Prudential	SAYE	Other	Prudential	SAYE	Other	Prudential	October	November	Other
	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards	LTIP (TSR)	2019	2019	awards
Dividend yield (%)	—	0.81	—	—	3.45	—	—	3.66	2.10	—
Expected volatility (%)	26.69	22.31	—	41.08	27.55	—	22.14	25.58	23.92	—
Risk-free interest rate (%)	0.36	1.18	—	0.39	0.27	—	0.97	0.31	1.60	—
Expected option life (years)	—	4.50	—	—	3.92	—	—	3.96	3.47	—
Weighted average exercise price (£)	—	14.76	—	—	10.74	—	—	11.12	11.18	—
Weighted average share price at grant date (£)	15.11	11.90	—	10.49	9.64	—	16.07	13.94	13.77	—
Weighted average fair value at grant date (£)	7.70	4.13	14.79	4.93	1.95	10.54	6.32	2.90	3.35	15.39

The compensation costs for all awards and options are recognised in net income over the plans’ respective vesting periods. The Group uses the Black-Scholes model to value all options, and financial equivalence to value all awards other than those which have TSR performance conditions attached (some Prudential LTIP and RSP awards) for which the Group uses a Monte Carlo model in order to allow for the impact of these conditions. These models are used to calculate fair values for share options and awards at the grant date based on the quoted market price of the stock at the measurement date, the amount, if any, that the employees are required to pay, the dividend yield, expected volatility, risk-free interest rates and exercise prices.

For all options and awards, the expected volatility is based on the market implied volatilities as quoted on Bloomberg. The Prudential specific at-the-money implied volatilities are adjusted to allow for the different terms and discounted exercise price on SAYE options by using information on the volatility surface of the FTSE 100.

Risk-free interest rates are taken from swap spot rates with projection terms matching the corresponding vesting periods. For awards with a TSR condition, volatilities and correlations between Prudential and a basket of 12 competitor companies is required. For grants in 2021, the average volatility for the basket of competitors was 23.62 per cent (2020: 41.40 per cent; 2019: 23.10 per cent). Correlations for the basket are calculated for each pairing from the log of daily TSR returns for the three years prior to the valuation date. Market implied volatilities are used for both Prudential and the basket of competitors. Changes to the subjective input assumptions could materially affect the fair value estimate.

Other awards, without market performance conditions or exercise price, are valued based on grant date share price.

(d)   Share-based payment expense charged to the income statement

The total expense for continuing operations recognised in 2021 in the consolidated financial statements relating to share-based compensation is $100 million (2020: $103 million; 2019: $100 million), of which $94 million (2020: $97 million; 2019: $100 million) is accounted for as equity-settled.

The Group had $32 million of liabilities at 31 December 2021 (31 December 2020: $32 million) relating to share-based payment awards accounted for as cash-settled.

B2.3   Key management remuneration

Key management constitutes the Directors of Prudential plc, as they have authority and responsibility for planning, directing and controlling the activities of the Group, and other non-director members of the Group Executive Committee.

Total key management remuneration is analysed in the following table:

	2021 $m	2020 $m	2019 $m
Salaries and short-term benefits	29.3	20.0	25.2
Post-employment benefits	1.4	1.2	1.5
Share-based payments	14.0	14.6	13.1
Payments on separation	23.5	—	—
	68.2	35.8	39.8

The share-based payments charge comprises $7.5 million (2020: $10.7 million; 2019: $8.4 million), which is determined in accordance with IFRS 2 ‘Share-based Payment’ (see note B2.2) and $6.5 million (2020: $3.9 million; 2019: $4.8 million) of deferred share awards.

B2.4   Fees payable to the auditor

	2021 $m	2020 $m	2019 $m
Audit of the Company's annual accounts	2.4	2.3	2.2
Audit of subsidiaries pursuant to legislation	5.9	9.2	9.5
Audit fees payable to the auditor	8.3	11.5	11.7
Audit-related assurance servicesnote (i)	4.5	3.5	5.7
Other assurance services	1.1	0.7	5.7
Services relating to corporate finance transactions	1.6	0.3	7.3
Non-audit fees payable to the auditor	7.2	4.5	18.7
Total fees payable to the auditor	15.5	16.0	30.4

Analysed into:
Fees payable to the auditor attributable to continuing operations:
One-off non-audit services associated with demerger of the US operations and public offeringnote (ii)	1.9	0.4	—
Non-audit services associated with the demerger of the UK and Europe operationsnote (iii)	—	—	11.7
Other audit and non-audit services	11.3	9.5	15.3
	13.2	9.9	27.0
Fees payable to the auditor attributable to discontinued US operations	2.3	6.1	—
Non-audit services associated with the demerger of the UK and Europe operations	—	—	3.4
	15.5	16.0	30.4

Notes

(i)

Of the audit-related assurance service fees of $4.5 million in 2021 (2020: $3.5 million; 2019: $5.7 million), $0.6 million (2020: $0.7 million; 2019: £1.1 million) relates to services that are required by law and regulation.

(ii)

Of the $1.9 million one-off non-audit services fees associated with the demerger of the US operations and the public offering in Hong Kong in 2021, $0.1 million was for audit-related assurance and $0.1 million for other assurance services required by law and regulation.

(iii)

Of the $11.7 million one-off non-audit services fees in 2019 associated with the demerger of the UK and Europe operations, $4.4 million was for other assurance services required by regulation and $7.3 million was for services relating to corporate finance transactions.

(iv)

In addition to the amounts shown above, in 2019 there were fees incurred by pension schemes of $0.1 million for audit services. These pension schemes were transferred to the discontinued UK and Europe operations (M&G plc) in 2019 as part of the demerger.